Preferred Stock (Details Narrative) - $ / shares	1 Months Ended
	May 28, 2020	Dec. 16, 2019	Nov. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Sep. 25, 2007
Preferred stock, par or stated value per share			$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized			10,000,000	10,000,000	10,000,000
Preferred stock, shares issued			6,000,000	6,000,000	6,000,000	0
Preferred stock, shares outstanding			6,000,000	6,000,000	6,000,000	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized		8,000,000
Preferred stock, voting right		Holders of Series A Preferred Stock shall be entitled to 50 votes for every Share of Series A Preferred Stock
Shares returned during the period	2,000,000
Preferred stock, shares issued			6,000,000	6,000,000
Preferred stock, shares outstanding			6,000,000	6,000,000